Expense Example	Oct. 31, 2025 USD ($)
BBH Select Large Cap ETF | BBH Select Large Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 73
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	396
Expense Example, with Redemption, 10 Years	882
BBH Select Mid Cap ETF | BBH Select Mid Cap ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,003
BBH Partner Fund - International Equity | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	350
Expense Example, with Redemption, 10 Years	786
BBH Limited Duration Fund | Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	602
BBH Limited Duration Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
BBH INCOME FUND | CLASS N SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
BBH INCOME FUND | CLASS I SHARES
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	553
BBH Intermediate Municipal Bond Fund | Class N Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	865
BBH Intermediate Municipal Bond Fund | Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	246
Expense Example, with Redemption, 10 Years	553
BBH U.S. Government Money Market Fund | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	23
Expense Example, with Redemption, 3 Years	72
Expense Example, with Redemption, 5 Years	125
Expense Example, with Redemption, 10 Years	$ 281